Provision for Income Taxes (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Ci2i Services, INC [Member]
Schedule of Deferred Tax Assets

	As of June 30, 2017	As of December 31, 2016
Deferred tax assets:
Net operating loss before non-deductible items	$(492,275)	$(437,701)
Tax rate	34%	34%
Total deferred tax assets	167,374	148,818
Less: Valuation allowance	(167,374)	(148,818)

Net deferred tax assets	$-	$-

	As of December 31, 2016	As of December 31, 2015
Deferred tax assets:
Net operating loss before non-deductible items	$(437,701)	$(430,930)
Tax rate	34%	34%
Total deferred tax assets	148,818	146,516
Less: Valuation allowance	(148,818)	(146,516)

Net deferred tax assets	$-	$-

Omnim2m, Inc [Member]
Schedule of Deferred Tax Assets

	As of June 30, 2017	As of December 31, 2016
Deferred tax assets:
Net operating loss before non-deductible items	$(251,046)	$(216,017)
Tax rate	34%	34%
Total deferred tax assets	85,356	73,446
Less: Valuation allowance	(85,356)	(73,446)

Net deferred tax assets	$-	$-

As of December 31, 2016
Deferred tax assets:
Net operating loss before non-deductible items	$(216,017)
Tax rate	34%
Total deferred tax assets	73,446
Less: Valuation allowance	(73,446)

Net deferred tax assets	$-